8. Income Tax (Details Narrative) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Income Tax
Deferred tax assets	$ 2,900,000	$ 2,900,000
Deferred tax assets for deductible temporary differences	$ 2,900,000	$ 3,100,000